Financial Instruments - Investments (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Debt securities, amortized cost		$ 16,920	$ 22,337
Debt securities, gross unrealized gains		8	77
Debt securities, gross unrealized losses		(85)	(100)
Debt securities maturities, within 1 year, fair value		16,293
Debt securities maturities, over 1 to 5 years, fair value		512
Debt securities maturities, over 5 years, fair value		38
Debt Securities, Available-for-sale and Held-to-maturity		16,842	22,313
Available-for-sale Equity Securities [Abstract]
Available-for-sale equity securities, amortized cost	[1]		2,843
Available-for-sale equity securities, gross unrealized gain	[1]		586
Available-for-sale equity securities, gross unrealized losses	[1]		(124)
Available-for-sale securities, equity securities	[1]		3,304
Government and agency debt - non-U.S. [Member]
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale debt securities, amortized cost		9,754	12,616
Available-for-sale debt securities, gross unrealized gain		7	61
Available-for-sale debt securities, gross unrealized loss		(58)	(48)
Available-for-sale securities, debt maturities		9,703	12,629
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value		9,609
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value		94
Available-for-sale securities, debt maturities, over 5 years, fair value		0
Available-for-sale securities, debt maturities		9,703	12,629
Debt Securities, Held-to-maturity, Maturity [Abstract]
Held-to-maturity securities, debt maturities, total		592	770
Held-to-maturity securities, gross unrealized gains		0	0
Held-to-maturity securities, gross unrealized losses		0	0
Held-to-maturity securities, fair value		592	770
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value		592
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value		0
Held-to-maturity securities, debt maturities, over 5 years, fair value		0
Corporate and Other [Member]
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale debt securities, amortized cost	[2]	5,905	7,859
Available-for-sale debt securities, gross unrealized gain	[2]	0	15
Available-for-sale debt securities, gross unrealized loss	[2]	(27)	(52)
Available-for-sale securities, debt maturities	[2]	5,878	7,823
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value	[2]	5,482
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	[2]	394
Available-for-sale securities, debt maturities, over 5 years, fair value	[2]	3
Available-for-sale securities, debt maturities	[2]	5,878	7,823
Time deposits and other [Member]
Debt Securities, Held-to-maturity, Maturity [Abstract]
Held-to-maturity securities, debt maturities, total		668	1,091
Held-to-maturity securities, gross unrealized gains		0	0
Held-to-maturity securities, gross unrealized losses		0	0
Held-to-maturity securities, fair value		668	1,091
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value		610
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value		24
Held-to-maturity securities, debt maturities, over 5 years, fair value		$ 35
Money market funds [Member]
Available-for-sale Equity Securities [Abstract]
Available-for-sale equity securities, amortized cost	[1]		2,115
Available-for-sale equity securities, gross unrealized gain	[1]		0
Available-for-sale equity securities, gross unrealized losses	[1]		0
Available-for-sale securities, equity securities	[1]		2,115
Equity [Member]
Available-for-sale Equity Securities [Abstract]
Available-for-sale equity securities, amortized cost	[1]		728
Available-for-sale equity securities, gross unrealized gain	[1]		586
Available-for-sale equity securities, gross unrealized losses	[1]		(124)
Available-for-sale securities, equity securities	[1]		$ 1,190

[1]	Upon the 2018 adoption of a new accounting standard related to financial assets and liabilities, available-for-sale equity securities were classified as equity securities. For additional information see Note 1B.
[2]	Primarily issued by a diverse group of corporations.